Basis of preparation and recent accounting developments	12 Months Ended
Mar. 31, 2022
Accounting Policies, Changes In Accounting Estimates And Errors [Abstract]
Basis of preparation and recent accounting developments
1. Basis of preparation and recent accounting developments

Accounting policies describe our approach to recognising and measuring transactions and balances in the year. The accounting policies applicable across the financial statements are shown below, whereas accounting policies that are specific to a component of the financial statements have been incorporated into the relevant note.
This section also shows areas of judgement and key sources of estimation uncertainty in these financial statements. In addition, we have summarised new International Accounting Standards Board (IASB) accounting standards, amendments and interpretations and whether these are effective for this year end or in later years, explaining how significant changes are expected to affect our reported results.

National Grid’s principal activities involve the transmission and distribution of electricity in Great Britain and electricity and gas in northeastern US. The Company is a public limited liability company incorporated and domiciled in England and Wales, with its registered office at 1–3 Strand, London WC2N 5EH.
The Company, National Grid plc, which is the ultimate parent of the Group, has its primary listing on the London Stock Exchange and is also quoted on the New York Stock Exchange.
These consolidated financial statements were approved for issue by the Board on 18 May 2022.
These consolidated financial statements have been prepared in accordance with International Accounting Standards (IAS) and International Financial Reporting Standards (IFRS) and related interpretations as issued by the IASB and IFRS as adopted by the UK. They are prepared on the basis of all IFRS accounting standards and interpretations that are mandatory for the period ended 31 March 2022 and in accordance with the Companies Act 2006. The comparative financial information has also been prepared on this basis.
The consolidated financial statements have been prepared on a historical cost basis, except for the recording of pension assets and liabilities, the revaluation of derivative financial instruments and certain commodity contracts and certain financial assets and liabilities measured at fair value.
These consolidated financial statements are presented in pounds sterling, which is also the functional currency of the Company.
The notes to the financial statements have been prepared on a continuing basis unless otherwise stated.
A. Going concern
As part of the Directors’ consideration of the appropriateness of adopting the going concern basis of accounting in preparing these financial statements, the Directors have considered the impact of the planned disposals of The Narragansett Electric Company (NECO) and the UK Gas Transmission business (see note 10) and the financing for the acquisition of PPL Western Power Distribution (WPD) (see note 33). The Directors have assessed the principal risks, including by modelling both a base case and a reasonable worst-case scenario.

The main cash flow impacts identified in the reasonable worst-case scenario are:
•additional potential working capital requirements in response to energy price increases driven by the wider energy market stability challenges and the conflict between Russia and Ukraine;
•adverse impacts of inflation on our capex programme;
•adverse impact from timing across the Group, i.e. a net under-recovery of allowed revenues or reductions in over-collections;
•a significant reduction in cash collections driven by lower customer demand and increased bad debt in our US businesses and potential supplier defaults in our UK business;
•higher cash outflow than expected following the Sellindge Interconnector fire;
•higher operating costs than expected; or non-delivery of planned efficiencies across the Group; and
•the potential impact of further significant storm costs in the US.
As part of their analysis, the Board also considered the following potential levers at their discretion to improve the position identified by the analysis if the debt capital markets are not accessible:
•the payment of dividends to shareholders;
•significant changes in the phasing of the Group’s capital programme, with elements of non-essential works and programmes delayed; and
•a number of further reductions in operating expenditure across the Group primarily related to workforce cost reductions in both the UK and the US.
Having considered the reasonable worst-case scenario, the impact and timing of the planned strategic transactions, and the further levers at the Board’s discretion, the Group continues to have headroom against the Group’s committed facilities identified in note 33 to the financial statements.
In addition to the above, the ability to raise new and extend existing financing was separately included in the analysis, and the Directors noted the c.£4.2 billion of new long-term senior debt issued in the period from 1 April to 31 March 2022 as evidence of the Group’s ability to continue to have access to the debt capital markets if needed.
Based on the above, the Directors have concluded the Group is well placed to manage its financing and other business risks satisfactorily and have a reasonable expectation that the Group will have adequate resources to continue in operation for at least 12 months from the signing date of these consolidated financial statements. They therefore consider it appropriate to adopt the going concern basis of accounting in preparing the financial statements.
1. Basis of preparation and recent accounting developments continued
B. Basis of consolidation
The consolidated financial statements incorporate the results, assets and liabilities of the Company and its subsidiaries, together with a share of the results, assets and liabilities of joint operations.
A subsidiary is defined as an entity controlled by the Group. Control is achieved where the Group is exposed to, or has the rights to, variable returns from its involvement with the entity and has the ability to affect those returns through its power over the entity.
The Group accounts for joint ventures and associates using the equity method of accounting, where the investment is carried at cost plus post-acquisition changes in the share of net assets of the joint venture or associate, less any provision for impairment. Losses in excess of the consolidated interest in joint ventures and associates are not recognised, except where the Company or its subsidiaries have made a commitment to make good those losses.
Where necessary, adjustments are made to bring the accounting policies used in the individual financial statements of the Company, subsidiaries, joint operations, joint ventures and associates into line with those used by the Group in its consolidated financial statements under IFRS. Intercompany transactions are eliminated.
The results of subsidiaries, joint operations, joint ventures and associates acquired or disposed of during the year are included in the consolidated income statement from the effective date of acquisition or up to the effective date of disposal, as appropriate.
Acquisitions are accounted for using the acquisition method, where the purchase price is allocated to the identifiable assets acquired and liabilities assumed on a fair value basis and the remainder recognised as goodwill.
C. Foreign currencies
Transactions in currencies other than the functional currency of the Company or subsidiary concerned are recorded at the rates of exchange prevailing on the dates of the transactions. At each reporting date, monetary assets and liabilities that are denominated in foreign currencies are retranslated at closing exchange rates. Non-monetary assets are not retranslated unless they are carried at fair value.
Gains and losses arising on the retranslation of monetary assets and liabilities are included in the income statement, except where the application of hedge accounting requires inclusion in other comprehensive income (see note 32(e)).
On consolidation, the assets and liabilities of operations that have a functional currency different from the Company’s functional currency of pounds sterling, principally our US operations that have a functional currency of US dollars, are translated at exchange rates prevailing at the reporting date. Income and expense items are translated at the average exchange rates for the period where these do not differ materially from rates at the date of the transaction. Exchange differences arising are recognised in other comprehensive income and transferred to the consolidated translation reserve within other equity reserves (see note 28).
D. Disposal of The Narragansett Electric Company
As described further in note 10, on 17 March 2021, the Group signed an agreement to sell 100% of the share capital of a wholly owned subsidiary, NECO. Whilst all of the regulatory approvals are in place, the disposal of NECO was not finalised as at 31 March 2022 due to the appeal of one of these approvals by the Rhode Island Attorney General.
The associated assets and liabilities have been presented as held for sale in the consolidated statement of financial position. As NECO does not represent either a major line of business or a geographical area of operations, it has not met the criteria for classification as a discontinued operation and therefore its results for the period are not separately disclosed on the face of the income statement.
E. Disposal of UK Gas Transmission
As described further in note 10, on 27 March 2022, the Group agreed to sell 100% of the UK Gas Transmission business to a new entity (the ‘Acquiring Entity’) in exchange for £4.2 billion cash consideration (subject to customary completion adjustments) and a 40% interest in the Acquiring Entity. The sale is expected to complete in the third quarter of the financial year ending 31 March 2023 subject to the receipt of all regulatory approvals. The Group’s 40% interest in the Acquiring Entity is expected to be classified as an associate on the basis that the Group will retain significant influence over the business through its retained stake. The Group has the ability to appoint two out of the seven Directors to the Board of the Acquiring Entity. On 27 March 2022, the Group also entered into a Further Acquisition Agreement (FAA) for the potential sale of the remaining 40% stake. The FAA is a put option that can be exercised by the purchaser either in the period between 1 January and 31 March 2023 or in the period between 1 April and 30 June 2023. The deferral of the option window is at our discretion (subject to change depending on the timing of the closing of the sale agreement).
The Group classified the business as held for sale at the end of August 2021, when it became highly probable that the value of the business to the Group would be recovered through sale rather than continued ownership. As UK Gas Transmission represents a major separate line of business, the business has been classified separately as a discontinued operation for all periods presented in the consolidated income statement and statement of comprehensive income. Earnings per share (EPS) has also been shown split between continuing and discontinued operations.
F. Areas of judgement and key sources of estimation uncertainty
The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosures of contingent assets and liabilities, and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from these estimates. Information about such judgements and estimations is in the notes to the financial statements, and the key areas are summarised below.
Areas of judgement that have the most significant effect on the amounts recognised in the financial statements are as follows:
•in relation to the planned disposal of the UK Gas Transmission business, the key judgement that has been applied is the date from which the business qualified for classification as held for sale and a discontinued operation, as explained further in note 10;
•in performing the WPD goodwill and indefinite-lived licence intangible assets impairment assessment, judgement has been applied over the forecast cash flow duration (see note 11); and
•the judgement that, notwithstanding legislation enacted and targets committing the UK, New York State and Massachusetts to achieving net zero greenhouse gas emissions by 2050, these do not trigger a reassessment of the remaining useful economic lives of our gas network assets (see key sources of estimation uncertainty below and note 13).
Key sources of estimation uncertainty that have a significant risk of causing a material adjustment to the carrying amounts of assets and liabilities within the next financial year are as follows:
•in performing the goodwill impairment assessment of the WPD group of cash-generating units, the key source of estimation uncertainty relates to the discount rate and terminal value assumptions used in the value-in-use calculations (see note 11);
•the valuation of liabilities for pensions and other post-retirement benefits (see note 25); and
•the cash flows applied in determining the environmental provisions, in particular relating to three US Superfund sites (see note 26).

1. Basis of preparation and recent accounting developments continued
In addition, we also highlight the estimates made regarding the useful economic lives of our gas network assets due to the length over which they are being depreciated, the potential for new and evolving technologies over that period, and the range of potential pathways for meeting net zero targets (see note 13 for details and sensitivity analysis).
In order to illustrate the impact that changes in assumptions for the valuation of pension assets and liabilities and cash flows for environmental provisions could have on our results and financial position, we have included sensitivity analyses in note 35. In performing our impairment assessment of goodwill and indefinite-lived licence intangible assets, we have sensitised our forecasts to factor in adjustments to key inputs to each model (see note 11). Information on what we believe to be a reasonably possible range of outcomes on the recoverability of customer receivables is included in note 19.
G. Accounting policy choices
IFRS provides certain options available within accounting standards. Choices we have made, and continue to make, include the following:
•Presentational formats: we use the nature of expense method for our income statement and aggregate our statement of financial position to net assets and total equity.
•Financial instruments: we normally opt to apply hedge accounting in most circumstances where this is permitted (see note 32(e)).
H. New IFRS accounting standards and interpretations effective for the year ended 31 March 2022
The Group early adopted the following amendments to standards which have had no material impact on the Group’s results or financial statement disclosures:
•amendments to IFRS 16 ‘Leases – COVID-19-Related Rent Concessions’;
•amendments to IFRS 3 ‘Definition of a Business’; and
•amendments to IAS 1 and IAS 8 ‘Definition of Material’.
In April 2021, the IFRS IC (Interpretation Committee) also issued an agenda decision in relation to the accounting treatment for configuration and customisation costs in a cloud computing arrangement. This guidance clarified that in order for an intangible asset to be capitalised in relation to customisation and configuration costs in a cloud computing arrangement, it is necessary for there to be control of the underlying software asset or for there to be a separate intangible asset which meets the definition in IAS 38 Intangible Assets. As at 31 March 2022, the Group has recognised a cumulative adjustment against software intangible assets of £34 million for previously capitalised customisation and configuration relating to its continuing operations. The Group has also considered the application of the new accounting guidance for its comparative periods and concluded that it does not have a material impact. Accordingly, no comparative periods have been restated.

I. New IFRS accounting standards and interpretations not yet adopted
The following new accounting standards and amendments to existing standards have been issued but are not yet effective:
•IFRS 17 ‘Insurance Contracts’;
•amendments to IFRS 3 ‘Business Combinations’;
•amendments to IAS 12 ‘Deferred Tax Related to Assets and Liabilities Arising from a Single Transaction’;
•amendments to IAS 16 ‘Property, Plant and Equipment’;
•amendments to IAS 37 ‘Provisions, Contingent Liabilities and Contingent Assets’;
•amendments to IAS 1 ‘Presentation of Financial Statements’;
•amendments to IAS 8 ‘Accounting Policies, Changes in Accounting Estimates and Errors’;
•annual improvements to IFRS standards 2018-2020; and
•amendments to IFRS Practice Statement 2 – making materiality judgements.
The Group is currently assessing the impact of the above standards, but they are not expected to have a material impact.
The Group has not adopted any other standard, amendment or interpretation that has been issued but is not yet effective.